Employee benefits	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Employee benefits

12. Employee benefits

Details of defined benefit liability recognized as of December 31, 2025 and 2024 are as follows:

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Net defined benefit liability	₩	1,257,693	559,270

The Company operates both the defined benefit plans and defined contribution plans as a retirement pension scheme. Defined benefit plans expose the Company to actuarial risks, such as longevity risk, currency risk, interest rate risk and market (investment) risk.

The expense recognized in relation to defined contribution plan for the year ended December 31, 2025, 2024 and 2023 is Korean Won 593,562 thousand, 295,080 thousand and 435,139 thousand, respectively.

A.	Movement in net defined benefit (asset) liability

Details of reconciliation from the opening balances to the closing balances for the net defined benefit liability and its components as of December 31, 2025, 2024 and 2023 are as follows:

		Defined benefit obligation			Fair value of plan assets			Net defined benefit liabilities
		2025	2024	2023	2025	2024	2023	2025	2024	2023
	(In thousands of Korean won)
Balance at 1 January	₩	559,271	706,102	928,148	-	-	-	559,271	706,102	928,148
Included in profit or loss
Current service cost		457,795	375,158	514,505	-	-	-	457,795	375,158	514,505
Past service credit		292,523	19,015	31,375	-	-	-	292,523	19,015	31,375
Gains on Settlement		1,132	-	-	-	-	-	1,132	-	-
Interest expense		46,760	-	-	9,126	-	-	37,634	-	-
Subtotal		798,210	394,173	545,880	9,126	-	-	789,084	394,173	545,880
Included in OCI
Remeasurement loss(gain)
Demographic assumption		-	(4,954)	-	-	-	-	-	(4,954)	-
Financial assumption		(47,762)	41,683	49,584	-	-	-	(47,762)	41,683	49,584
Adjustment based on experience		(261,251)	(80,813)	(159,142)	-	-	-	(261,251)	(80,813)	(159,142)
Return on plan assets excluding interest income		-	-	-	1,407	-	-	(1,407)	-	-
Subtotal		(309,013)	(44,084)	(109,558)	1,407	-	-	(310,420)	(44,084)	(109,558)
Other
Changes in scope of consolidation		931,378	-	-	395,353	-	-	536,025	-	-
Benefits paid		(316,267)	(496,920)	(658,368)	-	-	-	(316,267)	(496,920)	(658,368)
Subtotal		615,111	(496,920)	(658,368)	395,353	-	-	219,758	(496,920)	(658,368)
Balance at 31 December	₩	1,663,579	559,271	706,102	405,886	-	-	1,257,693	559,271	706,102

B.	Plan assets

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Cash	₩	53	-
Time deposits		405,833	-
Total	₩	405,886	-

C.	Defined benefit obligation

i.	Actuarial assumptions

Details of actuarial assumptions used for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
Discount rate	3.7% ~ 4.6%	4.2%	4.9%
Future salary growth	6.28% ~ 7.1%	7.1%	7.24%

Assumptions regarding future longevity and standard salary scale have been based on issued by Korea Insurance Development Institute.

As of December 31, 2025, the weighted average duration of the defined benefit obligation was 7.76 years.

ii.	Sensitivity analysis

The Group measures the risk of actuarial assumption changes as a 1% fluctuation in the discount rate and future salary growth rate of the amounts of defined benefit obligation, which reflects the management’s assessment of the risk of actuarial assumption fluctuation that can reasonably occur. The impact of a 1% fluctuation in discount rates and future salary growth rates on the Group’s defined benefit obligation as of December 31, 2025 and 2024 are as follows:

		December 31, 2025		December 31, 2024
		Increased by 1%	Decreased by 1%	Increased by 1%	Decreased by 1%
		(In thousands of Korean won)
Discount rate	₩	(119,694)	138,208	(55,066)	66,463
Future salary growth		137,766	(121,689)	66,204	(55,864)

Although the analysis does not take account of the full distribution of cash flows expected under the plan, it does provide an approximation of the sensitivity of the assumptions shown.

D.	Employee benefit expenses

i.	Details of employee benefit expenses recognized for the years ended December 31, 2025, 2024 and 2023 are as follows:

		Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
		(In thousands of Korean won)
Wages and salaries	₩	11,854,114	8,056,765	9,641,567
Expenses related to post-employment plans		1,382,647	689,253	981,019
Social security contributions		351,143	398,066	582,545
Fringe benefit		860,744	585,245	598,503
Cash settled Share-based payments		(18,676)	(180,127)	(25,758)
Total	₩	14,429,972	9,549,202	11,777,876

ii.	Expenses are recognized in the consolidated statements of comprehensive income (loss) as follows:

		Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
		(In thousands of Korean won)
Cost of revenues	₩	7,341,369	7,280,355	9,290,041
Selling, general and administrative expenses		7,088,603	2,268,847	2,487,835
Total	₩	14,429,972	9,549,202	11,777,876